27. EMPLOYEE BENEFITS (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	R$ 2,740,285
Year 1
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	244,606
Year 2
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	252,778
Year 3
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	269,332
Year 4
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	265,261
Year 5
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	271,570
Next 5 years
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	R$ 1,436,738